Financial Instruments - Additional Information (Details)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments Gain/ (Loss) [Line Items]
Debt variable rate basis	LIBOR
Account for more than 10% of the partnership's revenue
Derivative Instruments Gain/ (Loss) [Line Items]
Number of customers	2	2